Short-term Investment	6 Months Ended
Apr. 30, 2024
Short-term Investment [Abstract]
Short-term Investment
3.	Short-term Investment

Pursuant to the Share Exchange Agreement with XYLO TECHNOLOGIES LTD. (formerly Medigus Ltd.) (“XYLO”), on February 14, 2022, the Company received 27,778 ordinary shares of XYLO, the investment cost was $501,938.

During the six months ended April 30, 2024, the Company sold all the shares of XYLO, for total proceeds of $78,500 and recorded a net realized loss of $7,612.

	October 31, 2023	Disposals	Net realized loss	April 30, 2024

XYLO – Shares	$86,112	$78,500	$(7,612)	$–

	October 31, 2022	Additions	Unrealized loss	October 31, 2023

XYLO – Shares	$193,750	$–	$(107,638)	$86,112